Capital Stock (Details Narrative) - USD ($)		1 Months Ended	8 Months Ended	12 Months Ended
	Mar. 19, 2013	Feb. 28, 2014	Mar. 31, 2014	Mar. 31, 2015
Common shares authorized			250,000,000	250,000,000
Number of shares for founders issuance	24,400,000	6,173,200
Common stock, shares issued			30,573,200	30,573,200
Common stock, shares outstanding			30,573,200	30,573,200
Content Checked Inc [Member]
Common shares authorized			1,000,000	1,000,000
Number of shares for founders issuance			962,000
Common stock, shares issued			1,000,000	1,000,000
Common stock, shares outstanding			1,000,000	1,000,000
Content Checked Inc [Member] | Investors [Member]
Number of stock shares sold during period				38,000
Proceeds from issuance of common stock				$ 310,000